Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 5,331	$ 5,347
Interest expense - lease liabilities	429	284
Letters of guarantee	0	(82)
Total finance costs	$ 5,760	$ 5,549